RIGHT-OF-USE ASSETS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RIGHT-OF-USE ASSETS
Right-of-use assets	$ 111.3	$ 85.5
Depreciation	34.4	32.5	$ 32.5
Parent
RIGHT-OF-USE ASSETS
Right-of-use assets	15.3	19.1
Depreciation	$ 3.8	$ 3.7